CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 331,057	$ 85,230
Short-term deposits	349,619	115,382
Restricted deposit	1,149	949
Marketable securities	22,992	32,730
Trade receivables	13,528	11,400
Prepaid expenses and other current assets	11,939	19,246
Total current assets	730,284	264,937
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	3,065	3,823
Property and equipment, net	21,947	16,201
Marketable securities	47,225
Intangible assets, net	24,429	27,252
Goodwill	17,800	17,800
Total long-term assets	114,466	65,076
TOTAL ASSETS	844,750	330,013
CURRENT LIABILITIES:
Trade payables	45,567	34,240
Employees and payroll accruals	32,036	28,067
Deferred revenues	227,226	202,482
Accrued expenses and other current liabilities	35,564	37,592
Total current liabilities	340,393	302,381
LONG-TERM LIABILITIES:
Convertible notes	337,777
Long-term deferred revenues	12,494	14,329
Long-term deferred tax liabilities	602	764
Long-term loan	1,219	1,219
Total long-term liabilities	352,092	16,312
TOTAL LIABILITIES	692,485	318,693
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2017 and 2018; Issued and outstanding: 46,453,583 and 49,269,626 shares at December 31, 2017 and 2018, respectively;	88	80
Additional paid-in capital	472,239	311,107
Accumulated other comprehensive loss	(1,691)	(286)
Accumulated deficit	(318,371)	(299,581)
Total shareholders' equity	152,265	11,320
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 844,750	$ 330,013